Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Property Plant And Equipment
Property, plant and equipment is stated at cost less accumulated depreciation and, where appropriate, provision for impairment in value. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is charged so as to write off the cost of assets over their estimated useful lives, using the straight-line method, as follows:

Laboratory equipment	2 to 5 years
Cell Line assets	10 years
Office fixtures, fittings and other equipment	2 to 5 years
Leasehold improvements	Term of lease

Acquisition Intangibles Assets [Member]
Statements [Line Items]
Summary of Intangible assets
Acquisition intangibles comprise licence fees, customer relationships and distribution rights, patents, technology and know-how
and trade names. These are capitalized at fair value and amortized on a straight-line basis over their estimated useful lives. The principal expected useful lives are as follows:

Licence fees	Term of licence
Customer relationships and distribution rights	4 to 10 years
Patents, technology and know-how	10 to 16 years
Trade names	8 to 11 years

Others Intangible Assets [Member]
Statements [Line Items]
Summary of Intangible assets	The principal expected useful lives are as follows:

Software	3 to 10 years
Internally developed technology	3 to 16 years
Patents and licences	2 to 3 years